THE COLONIAL FUND
   COLONIAL STRATEGIC BALANCED FUND


     Supplement to Prospectuses


   Effective   immediately,   the
   Custodian of each Fund is  The
   Chase  Manhattan Bank, 4 Chase
   MetroTech Center, Brooklyn, NY
   11245.

   Also   effective  immediately,
   Colonial  Investment Services,
   Inc.'s  (Distributor) name  is
   changed  to Liberty  Financial
   Investments, Inc.  The address
   and  telephone number  of  the
   Distributor remain unchanged.




D-36/264E-1097    October 20, 1997

                           THE COLONIAL FUND
                   COLONIAL STRATEGIC BALANCED FUND


        Supplement to the Statements of Additional Information



Effective immediately, Colonial Investment Services, Inc.'s (CISI) name is changed to Liberty Financial Investments, Inc. (LFII). All references to CISI in the Statement of Additional Information are now references to LFII.

The paragraph following the caption CUSTODIAN in Part 1 of each Fund's Statement of Additional Information is revised in its entirety as follows:

The Chase Manhattan Bank is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.



D-39/265E-1097                                         October 20, 1997